Document and Entity Information	Jan. 09, 2025
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 09, 2025
Entity Registrant Name	TARGET GLOBAL ACQUISITION I CORP.
Entity Incorporation State Country Code	E9
Entity File Number	001-41135
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	PO Box 10176
Entity Address Address Line 2	Governor’s Square 23
Entity Address Address Line 3	Lime Tree Bay Avenue
Entity Address City Or Town	Grand Cayman
Entity Address Region	Grand Cayman
Entity Address Country	KY
Entity Address Postal Zip Code	KY1-1002
City Area Code	212
Local Phone Number	796-4796
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001847355
Class A ordinary shares, par value $0.0001 per share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	TGAA
Security Exchange Name	NONE
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	TGAAW
Security Exchange Name	NONE
Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	TGAAU
Security Exchange Name	NONE